SHAREHOLDERS' CAPITAL DEFICIENCY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Research and development, net	$ 1,346	$ 1,664	$ 2,784
Sales and marketing	508	1,787	448
General and administrative	1,241	4,323	6,517
Total share-based compensation expense	$ 3,095	$ 7,774	$ 9,749